Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 198,159	$ 205,435	$ 186,953
Europe
Revenue	48,906	29,658	24,436
Asia
Revenue	119,776	151,608	147,642
North America
Revenue	21,334	15,968	7,218
Australia
Revenue	$ 8,143	$ 8,201	$ 7,657